Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Weighted-Average Remaining Contractual Term	8 years	8 years 6 months
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years
Weighted-Average Remaining Contractual Term, Exercisable	6 years 10 months 24 days
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Shares	22,538,570
Shares, Granted	5,725,888
Shares, Exercised	(380,149)
Shares, Cancelled or forfeited	(688,474)
Ending balance, Shares	27,195,835	22,538,570
Shares, Vested and expected to vest	27,195,835
Shares, Exercisable	11,191,724
Beginning balance, Weighted-Average Exercise Price	$ 0.41
Weighted-Average Exercise Price, Granted	2.13
Weighted-Average Exercise Price, Exercised	0.38
Weighted-Average Exercise Price, Cancelled or forfeited	1.07
Ending balance, Weighted-Average Exercise Price	0.76	$ 0.41
Weighted-Average Exercise Price, Vested and expected to vest	0.76
Weighted-Average Exercise Price, Exercisable	$ 0.34
Beginning balance, Aggregate Intrinsic Value	$ 9,170
Aggregate Intrinsic Value, Exercised	2,096
Ending balance, Aggregate Intrinsic Value	139,505	$ 9,170
Aggregate Intrinsic Value, Vested and expected to vest	139,505
Aggregate Intrinsic Value, Exercisable, Aggregate Intrinsic Value	$ 62,157